UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-7323

                          UMB Scout Balanced Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------
                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

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ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Balanced Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

UMB SCOUT BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                                VALUE

COMMON STOCKS - 60.1%
CONSUMER DISCRETIONARY - 7.5%
           620 Best Buy Co., Inc.                                       $33,629
         1,050 Disney (Walt) Co.                                         23,677
           300 Marriott International, Inc., Class A                     15,588
           175 Omnicom Group, Inc.                                       12,786
           250 Staples, Inc.                                              7,455
           325 Target Corp.                                              14,706
                                                                   -------------
                                                                        107,841
                                                                   -------------

CONSUMER STAPLES - 5.1%
           200 Estee Lauder Companies, Inc., Class A                      8,360
           200 Gillette Co.                                               8,348
           450 McCormick & Company, Inc.                                 15,453
           200 Procter & Gamble Co.                                      10,824
           600 SYSCO Corp.                                               17,952
           100 Wal-Mart Stores, Inc.                                      5,320
           200 Walgreen Co.                                               7,166
                                                                   -------------
                                                                         73,423
                                                                   -------------

ENERGY - 4.9%
           250 Apache Corp.                                              12,528
           350 Exxon Mobil Corp.                                         16,915
           100 Imperial Oil Ltd.                                          5,171
           645 Occidental Petroleum Corp.                                36,075
                                                                   -------------
                                                                         70,689
                                                                   -------------

FINANCE - 11.4%
           400 AFLAC, Inc.                                               15,684
           325 American Express Co.                                      16,724
           335 American International Group, Inc.                        22,777
           600 Arthur J. Gallagher & Co.                                 19,878
           825 Banknorth Group, Inc.                                     28,875
           475 Lincoln National Corp.                                    22,325
           350 Merrill Lynch & Co., Inc.                                 17,402
           475 State Street Corp.                                        20,287
                                                                   -------------
                                                                        163,952
                                                                   -------------

HEALTH CARE - 7.3%
           325 Cardinal Health, Inc.                                     14,225
           275 Johnson & Johnson                                         15,491
           290 Medtronic, Inc.                                           15,051
           752 Mylan Laboratories, Inc.                                  13,536
           625 Pfizer, Inc.                                              19,125
           150 UnitedHealth Group, Inc.                                  11,061
           200 Zimmer Holdings, Inc.*                                    15,808
                                                                   -------------
                                                                        104,297
                                                                   -------------

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INDUSTRIALS - 6.3%
           180 3M Co.                                                   $14,395
           225 Emerson Electric Co.                                      13,925
           225 FedEx Corp.                                               19,280
           300 General Dynamics Corp.                                    30,630
           125 United Technologies Corp.                                 11,673
                                                                   -------------
                                                                         89,903
                                                                   -------------

INFORMATION TECHNOLOGY - 11.5%
           700 Altera Corp.*                                             13,699
           525 Cisco Systems, Inc.*                                       9,503
           400 DST Systems, Inc.*                                        17,788
           375 Dell, Inc.*                                               13,350
           800 Flextronics International Ltd.*                           10,600
           200 Garmin Ltd.                                                8,650
           125 International Business Machines Corp.                     10,718
           200 L-3 Communications Holdings, Inc.                         13,400
           400 Maxim Integrated Products, Inc.                           16,916
           850 Microsoft Corp.                                           23,502
           700 QUALCOMM, Inc.                                            27,328
                                                                   -------------
                                                                        165,454
                                                                   -------------

MATERIALS - 4.2%
           200 Air Products and Chemicals, Inc.                          10,876
           550 Engelhard Corp.                                           15,592
           200 Peabody Energy Corp.                                      11,900
           325 Weyerhaeuser Co.                                          21,606
                                                                   -------------
                                                                         59,974
                                                                   -------------

TELECOMMUNICATION SERVICES - 0.7%
           315 CenturyTel, Inc.                                          10,786
                                                                   -------------

UTILITIES - 1.2%
           375 Ameren Corp.                                              17,306
                                                                   -------------

 TOTAL COMMON STOCKS (COST $783,229) - 60.1%                            863,625
                                                                   -------------

CORPORATE BONDS - 3.7%
               Southern New England Telephone
       $25,000     7.125%, 08/01/07                                      27,467
               Verizon Global Funding Corp.
        25,000     4.00%, 01/15/08                                       25,402
                                                                   -------------

TOTAL CORPORATE BONDS (COST $50,354) - 3.7%                              52,869
                                                                   -------------

U.S. GOVERNMENT AGENCIES - 29.5%
               Federal Home Loan Bank
       $10,000     1.65%, 10/01/04                                      $10,000
               Federal Home Loan Mortgage Corp.
        25,000     5.50%, 07/15/06                                       26,208
        25,000     5.75%, 04/15/08                                       27,021
        50,000     3.625%, 09/15/08                                      50,302
        50,000     5.50%, 09/15/11                                       53,927
               Federal National Mortgage Association
        25,000     3.875%, 03/15/05                                      25,220
        30,000     4.375%, 10/15/06                                      30,941
       100,000     3.25%, 11/15/07                                      100,080
               Government National Mortgage Association
        41,950     5.50%, 11/15/16                                       43,844
         7,821     6.00%, 12/20/16                                        8,245
        47,358     5.00%, 02/20/19                                       48,443
                                                                   -------------

TOTAL U.S. GOVERNMENT AGENCIES (COST $416,560) - 29.5%                  424,231
                                                                   -------------

U.S. GOVERNMENT SECURITIES - 6.3%
               U.S. Treasury Note
        50,000     4.625%, 05/15/06                                      51,744
               U.S. Treasury Strip
        50,000     08/15/11                                              38,266
                                                                   -------------

TOTAL U.S. GOVERNMENT SECURITIES (COST $86,986) - 6.3%                   90,010
                                                                   -------------

TOTAL INVESTMENTS (COST $1,337,129) - 99.6%                           1,430,735

Other assets less liabilities - 0.4%                                      6,099
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $8.72 per share; 10,000,000
shares of $1.00 par value capital shares authorized;
164,832 shares outstanding)                                          $1,436,834
                                                                   =============

* Non-income producing security

See accompanying Notes to Financial Statements.


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ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Balanced Fund, Inc.
-----------------------------

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
November 26, 2004